Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2019	Mar. 31, 2018
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 28,125	¥ 21,169
Payables under securities lending transactions	913	8,206
Obligations to return securities received as collateral	3,087	3,177
Total	32,125	32,552
Japanese National Government and Japanese Government Agency Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	8,306	2,462
Payables under securities lending transactions	21	7,085
Obligations to return securities received as collateral	856	1,242
Total	9,183	10,789
Foreign Government and Official Institution Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	14,291	14,316
Payables under securities lending transactions		36
Obligations to return securities received as collateral	1,286	1,344
Total	15,577	15,696
Corporate Bonds [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	705	570
Obligations to return securities received as collateral	172	84
Total	877	654
Residential Mortgage-backed Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	4,369	3,567
Total	4,369	3,567
Other Debt Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	238	121
Total	238	121
Marketable Equity Securities [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	200	123
Payables under securities lending transactions	892	1,085
Obligations to return securities received as collateral	772	507
Total	1,864	1,715
Others [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	16	10
Obligations to return securities received as collateral	1
Total	¥ 17	¥ 10